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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: February 28

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Global Equity Value Fund, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Brazil 0.8%
Pagseguro Digital Ltd., Class A(a)	255,358	6,128,592
Stone Co., Ltd., Class A(a)	15,180	357,793
Total		6,486,385
Canada 2.1%
Suncor Energy, Inc.	366,077	11,820,626
Yamana Gold, Inc.	2,222,888	4,623,607
Total		16,444,233
China 0.5%
Tencent Holdings Ltd.	100,800	4,029,847
Finland 0.9%
UPM-Kymmene OYJ	269,902	7,208,941
France 3.2%
Aperam SA	103,816	2,942,115
AXA SA	519,056	12,640,162
BNP Paribas SA	169,999	8,550,642
Total		24,132,919
Germany 0.2%
Knorr-Bremse AG(a)	19,394	1,811,147
Hong Kong 0.4%
Michael Kors Holdings Ltd.(a)	77,484	3,389,925
Israel 0.6%
Bezeq The Telecommunication Corp., Ltd.	3,883,188	4,483,227
Japan 7.7%
Hoya Corp.	125,900	7,694,931
ITOCHU Corp.	675,600	12,025,503
Nippon Telegraph & Telephone Corp.	271,400	11,195,535
ORIX Corp.	614,201	9,973,036
Starts Corp., Inc.	180,300	4,224,527
Subaru Corp.	235,700	5,248,499
Sumitomo Mitsui Financial Group, Inc.	232,900	8,574,172
Total		58,936,203
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 2.8%
ING Groep NV	559,279	6,773,827
Koninklijke Ahold Delhaize NV	296,265	7,634,813
Signify NV	256,842	6,853,536
Total		21,262,176
Norway 0.8%
BW LPG Ltd.(a)	1,558,361	6,113,354
Russian Federation 0.6%
Sberbank of Russia PJSC, ADR	354,174	4,224,127
South Korea 2.3%
Hyundai Home Shopping Network Corp.	67,447	6,013,080
Youngone Corp.	328,139	11,538,070
Total		17,551,150
Spain 3.9%
ACS Actividades de Construccion y Servicios SA	355,132	13,651,369
Endesa SA	470,010	10,500,799
Tecnicas Reunidas SA	206,533	5,453,957
Total		29,606,125
Sweden 0.4%
Hemfosa Fastigheter AB	379,712	3,004,479
United Kingdom 8.6%
BP PLC, ADR	219,503	8,856,946
BT Group PLC	2,933,758	9,817,569
Inchcape PLC	766,365	5,689,439
John Wood Group PLC	1,060,553	8,603,791
Legal & General Group PLC	3,155,557	9,882,262
Nightstar Therapeutics PLC, ADR(a)	90,995	1,365,835
Royal Dutch Shell PLC, Class A	465,746	14,111,212
Shire PLC	131,738	7,693,748
Total		66,020,802
United States 63.1%
Aflac, Inc.	225,852	10,330,470
Agilent Technologies, Inc.	117,353	8,490,490
Alexion Pharmaceuticals, Inc.(a)	13,090	1,612,033
Alphabet, Inc., Class C(a)	6,774	7,413,669
Ameren Corp.	152,014	10,431,201
Columbia Global Equity Value Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Global Equity Value Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
American Electric Power Co., Inc.	213,582	16,603,865
American Tower Corp.	61,743	10,156,106
Apple, Inc.	51,276	9,156,868
Bank of America Corp.	701,785	19,930,694
Berkshire Hathaway, Inc., Class B(a)	78,148	17,055,019
Biogen, Inc.(a)	6,490	2,165,843
BioMarin Pharmaceutical, Inc.(a)	23,570	2,263,427
BlackRock, Inc.	31,036	13,283,718
Broadcom, Inc.	49,702	11,799,752
Cisco Systems, Inc.	393,848	18,853,504
Comcast Corp., Class A	209,216	8,161,516
Delta Air Lines, Inc.	157,861	9,583,741
DISH Network Corp., Class A(a)	145,688	4,772,739
DowDuPont, Inc.	220,579	12,760,495
Eastman Chemical Co.	105,358	8,304,318
EOG Resources, Inc.	102,447	10,583,800
Equity LifeStyle Properties, Inc.	115,490	11,494,720
General Motors Co.	278,890	10,583,875
Helmerich & Payne, Inc.	116,674	7,070,444
Home Depot, Inc. (The)	51,516	9,289,365
Honeywell International, Inc.	59,358	8,710,786
Humana, Inc.	34,788	11,461,602
Johnson & Johnson	173,295	25,457,035
JPMorgan Chase & Co.	249,283	27,717,777
L3 Technologies, Inc.	53,510	9,807,848
MasterCard, Inc., Class A	38,962	7,834,089
Common Stocks (continued)
Issuer	Shares	Value ($)
Microsoft Corp.	192,022	21,293,320
Molson Coors Brewing Co., Class B	127,150	8,362,655
Mondelez International, Inc., Class A	238,234	10,715,765
Morgan Stanley	346,640	15,387,350
Norfolk Southern Corp.	82,537	14,092,367
PepsiCo, Inc.	103,122	12,574,697
Pfizer, Inc.	636,811	29,439,773
Philip Morris International, Inc.	128,194	11,092,627
Quotient Ltd.(a)	516,177	4,072,637
Resideo Technologies, Inc.(a)	9,893	204,093
TESARO, Inc.(a)	14,724	682,899
Vertex Pharmaceuticals, Inc.(a)	13,462	2,433,795
Xcel Energy, Inc.	175,679	9,214,364
Total		482,707,151
Total Common Stocks (Cost $636,990,850)		757,412,191

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(b),(c)	4,269,598	4,269,171
Total Money Market Funds (Cost $4,269,171)		4,269,171
Total Investments in Securities (Cost $641,260,021)		761,681,362
Other Assets & Liabilities, Net		3,905,566
Net Assets		$765,586,928

At November 30, 2018, securities and/or cash totaling $250,000 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,111,000 EUR	4,702,696 USD	JPMorgan	12/20/2018	40,541	—
4,782,000 GBP	6,174,102 USD	JPMorgan	12/20/2018	74,084	—
15,810,392,000 KRW	13,905,089 USD	JPMorgan	12/20/2018	—	(211,062)
32,170,000 NOK	3,863,983 USD	JPMorgan	12/20/2018	117,874	—
15,462,606 USD	21,875,000 AUD	JPMorgan	12/20/2018	530,380	—
3,877,128 USD	5,045,000 CAD	JPMorgan	12/20/2018	—	(78,133)
3,098,925 USD	3,077,000 CHF	JPMorgan	12/20/2018	—	(12,810)
4,643,784 USD	6,405,000 SGD	JPMorgan	12/20/2018	26,303	—
Total				789,182	(302,005)
2	Columbia Global Equity Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Equity Value Fund, November 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	3,067,919	64,000,557	(62,798,878)	4,269,598	(307)	—	111,727	4,269,171
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
KRW	South Korean Won
NOK	Norwegian Krone
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Global Equity Value Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Global Equity Value Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	6,486,385	—	—	—	6,486,385
Canada	16,444,233	—	—	—	16,444,233
China	—	4,029,847	—	—	4,029,847
Finland	—	7,208,941	—	—	7,208,941
France	—	24,132,919	—	—	24,132,919
Germany	—	1,811,147	—	—	1,811,147
Hong Kong	3,389,925	—	—	—	3,389,925
Israel	—	4,483,227	—	—	4,483,227
Japan	—	58,936,203	—	—	58,936,203
Netherlands	—	21,262,176	—	—	21,262,176
Norway	—	6,113,354	—	—	6,113,354
Russian Federation	—	4,224,127	—	—	4,224,127
South Korea	—	17,551,150	—	—	17,551,150
Spain	—	29,606,125	—	—	29,606,125
Sweden	—	3,004,479	—	—	3,004,479
United Kingdom	10,222,781	55,798,021	—	—	66,020,802
United States	482,707,151	—	—	—	482,707,151
Total Common Stocks	519,250,475	238,161,716	—	—	757,412,191
Money Market Funds	—	—	—	4,269,171	4,269,171
Total Investments in Securities	519,250,475	238,161,716	—	4,269,171	761,681,362
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	789,182	—	—	789,182
Liability
Forward Foreign Currency Exchange Contracts	—	(302,005)	—	—	(302,005)
Total	519,250,475	238,648,893	—	4,269,171	762,168,539
4	Columbia Global Equity Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Equity Value Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Global Equity Value Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Overseas Core Fund, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Argentina 0.4%
Banco Macro SA, ADR	23,033	1,022,435
Australia 1.4%
Ansell Ltd.	75,528	1,262,759
Fortescue Metals Group Ltd.	752,842	2,210,754
Total		3,473,513
Brazil 1.3%
Pagseguro Digital Ltd., Class A(a)	126,197	3,028,728
Stone Co., Ltd., Class A(a)	5,021	118,345
Total		3,147,073
Canada 4.1%
Cott Corp.	340,357	5,054,302
Stars Group, Inc. (The)(a)	155,831	3,054,107
Yamana Gold, Inc.	893,468	1,858,413
Total		9,966,822
China 1.9%
Alibaba Group Holding Ltd., ADR(a),(b)	7,203	1,158,675
BeiGene Ltd., ADR(a)	3,111	476,947
Tencent Holdings Ltd.	76,200	3,046,373
Total		4,681,995
Finland 1.5%
UPM-Kymmene OYJ	135,831	3,627,975
France 7.7%
AXA SA	126,491	3,080,336
Capgemini SE	39,136	4,569,577
DBV Technologies SA, ADR(a)	34,006	513,490
Eiffage SA	12,671	1,206,805
Sanofi	68,834	6,240,513
VINCI SA	37,936	3,310,289
Total		18,921,010
Germany 2.0%
Bayer AG, Registered Shares	36,917	2,708,996
Duerr AG	43,027	1,607,937
Knorr-Bremse AG(a)	6,374	595,249
Total		4,912,182
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 1.6%
WH Group Ltd.	5,463,500	3,988,974
Ireland 0.5%
ICON PLC(a)	9,126	1,320,715
Israel 2.7%
Bank Hapoalim BM	658,644	4,524,832
Bezeq The Telecommunication Corp., Ltd.	1,804,404	2,083,225
Total		6,608,057
Italy 1.3%
Recordati SpA	101,691	3,278,221
Japan 24.3%
Amano Corp.	138,500	2,985,976
BayCurrent Consulting, Inc.	117,700	2,919,387
CYBERDYNE, Inc.(a)	56,500	402,460
Digital Arts, Inc.	21,000	1,203,379
Hitachi Capital Corp.	46,200	1,142,518
Hoya Corp.	51,500	3,147,648
Invincible Investment Corp.	5,941	2,467,860
ITOCHU Corp.	276,300	4,918,068
Koito Manufacturing Co., Ltd.	54,900	2,959,080
Matsumotokiyoshi Holdings Co., Ltd.	116,000	4,322,802
Nihon M&A Center, Inc.	191,300	4,479,751
ORIX Corp.	268,300	4,356,498
Round One Corp.	135,500	1,508,057
Shionogi & Co., Ltd.	25,300	1,677,989
SoftBank Group Corp.	29,400	2,481,938
Sony Corp.	99,400	5,252,780
Subaru Corp.	117,900	2,625,363
Sumitomo Mitsui Financial Group, Inc.	93,800	3,453,230
Takeda Pharmaceutical Co., Ltd.	95,100	3,580,094
Takuma Co., Ltd.	269,400	3,798,885
Total		59,683,763
Columbia Overseas Core Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 8.4%
ABN AMRO Group NV	150,252	3,833,168
ASR Nederland NV	94,738	4,093,586
ING Groep NV	272,396	3,299,182
Koninklijke Ahold Delhaize NV	187,111	4,821,890
Signify NV	176,135	4,699,962
Total		20,747,788
Norway 0.8%
BW LPG Ltd.(a)	505,303	1,982,273
Russian Federation 0.7%
Sberbank of Russia PJSC, ADR	134,536	1,604,570
South Korea 3.1%
Hyundai Home Shopping Network Corp.	23,456	2,091,165
Samsung Electronics Co., Ltd.	81,205	3,042,846
Youngone Corp.	66,623	2,342,607
Total		7,476,618
Spain 4.1%
ACS Actividades de Construccion y Servicios SA	101,904	3,917,217
Endesa SA	174,738	3,903,935
Tecnicas Reunidas SA	87,356	2,306,827
Total		10,127,979
Sweden 1.5%
Granges AB	158,677	1,611,715
Hemfosa Fastigheter AB	196,907	1,558,031
Nyfosa AB(a)	100,494	470,256
Total		3,640,002
Switzerland 4.4%
Nestlé SA, Registered Shares	45,774	3,905,117
Roche Holding AG, Genusschein Shares	26,735	6,939,983
Total		10,845,100
United Kingdom 18.7%
British American Tobacco PLC	113,248	3,965,020
BT Group PLC	1,065,218	3,564,660
Crest Nicholson Holdings PLC	329,225	1,440,269
DCC PLC	59,131	4,467,767
Greene King PLC	335,205	2,353,128
GW Pharmaceuticals PLC, ADR(a)	3,926	482,977
Common Stocks (continued)
Issuer	Shares	Value ($)
John Wood Group PLC	304,274	2,468,439
Just Group PLC	2,003,304	2,229,221
Legal & General Group PLC	1,124,299	3,520,969
Royal Dutch Shell PLC, Class B	310,843	9,519,017
Shire PLC	89,485	5,226,093
TP ICAP PLC	976,399	3,876,586
WPP PLC	266,327	2,939,862
Total		46,054,008
United States 6.0%
ACADIA Pharmaceuticals, Inc.(a),(b)	28,753	548,032
Aerie Pharmaceuticals, Inc.(a)	9,213	367,507
Alexion Pharmaceuticals, Inc.(a)	9,705	1,195,171
Broadcom, Inc.	20,292	4,817,524
Insmed, Inc.(a)	33,112	593,036
Liberty Global PLC, Class C(a)	155,486	3,776,755
NVIDIA Corp.	7,824	1,278,676
Puma Biotechnology, Inc.(a)	13,848	321,827
Quotient Ltd.(a)	101,395	800,007
Sage Therapeutics, Inc.(a)	2,662	306,902
Spark Therapeutics, Inc.(a)	9,065	381,908
TESARO, Inc.(a)	10,052	466,212
Total		14,853,557
Total Common Stocks (Cost $258,570,159)		241,964,630

Exchange-Traded Funds 0.9%
	Shares	Value ($)
United States 0.9%
iShares MSCI EAFE ETF	35,064	2,200,967
Total Exchange-Traded Funds (Cost $2,184,207)		2,200,967

Money Market Funds 0.5%

Columbia Short-Term Cash Fund, 2.364%(c),(d)	1,278,277	1,278,149
Total Money Market Funds (Cost $1,278,149)		1,278,149
Total Investments in Securities (Cost $262,032,515)		245,443,746
Other Assets & Liabilities, Net		470,684
Net Assets		$245,914,430

2	Columbia Overseas Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, November 30, 2018 (Unaudited)
At November 30, 2018, securities and/or cash totaling $1,705,214 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
5,687,000 CAD	4,347,737 USD	Morgan Stanley	12/20/2018	65,303	—
2,793,000 GBP	3,598,268 USD	Morgan Stanley	12/20/2018	35,459	—
16,001,000 ILS	4,347,089 USD	Morgan Stanley	12/20/2018	38,996	—
163,145,000 JPY	1,455,641 USD	Morgan Stanley	12/20/2018	15,881	—
6,600,418,000 KRW	5,835,926 USD	Morgan Stanley	12/20/2018	—	(57,191)
10,266,361 USD	14,324,000 AUD	Morgan Stanley	12/20/2018	206,029	—
1,068,539 USD	1,456,000 AUD	Morgan Stanley	12/20/2018	—	(4,046)
184,525 USD	184,000 CHF	Morgan Stanley	12/20/2018	20	—
1,998,658 USD	1,983,000 CHF	Morgan Stanley	12/20/2018	—	(9,784)
1,212,729 USD	7,898,000 DKK	Morgan Stanley	12/20/2018	—	(12,506)
760,762 USD	663,000 EUR	Morgan Stanley	12/20/2018	—	(8,874)
1,700,758 USD	15,366,000 SEK	Morgan Stanley	12/20/2018	—	(9,748)
1,601,739 USD	2,210,000 SGD	Morgan Stanley	12/20/2018	9,641	—
1,314,042 USD	1,801,000 SGD	Morgan Stanley	12/20/2018	—	(876)
Total				371,329	(103,025)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
ACADIA Pharmaceuticals, Inc.	JPMorgan	USD	(547,022)	(287)	23.00	12/21/2018	(14,053)	(10,045)
Alibaba Group Holding Ltd.	JPMorgan	USD	(1,158,192)	(72)	170.00	12/21/2018	(15,118)	(17,172)
Total							(29,171)	(27,217)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	—	133,169,051	(131,890,774)	1,278,277	211	—	31,527	1,278,149
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
Columbia Overseas Core Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, November 30, 2018 (Unaudited)
Currency Legend  (continued)
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
4	Columbia Overseas Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	1,022,435	—	—	—	1,022,435
Australia	—	3,473,513	—	—	3,473,513
Brazil	3,147,073	—	—	—	3,147,073
Canada	9,966,822	—	—	—	9,966,822
China	1,635,622	3,046,373	—	—	4,681,995
Finland	—	3,627,975	—	—	3,627,975
France	513,490	18,407,520	—	—	18,921,010
Germany	—	4,912,182	—	—	4,912,182
Hong Kong	—	3,988,974	—	—	3,988,974
Ireland	1,320,715	—	—	—	1,320,715
Israel	—	6,608,057	—	—	6,608,057
Italy	—	3,278,221	—	—	3,278,221
Japan	—	59,683,763	—	—	59,683,763
Netherlands	—	20,747,788	—	—	20,747,788
Norway	—	1,982,273	—	—	1,982,273
Russian Federation	—	1,604,570	—	—	1,604,570
South Korea	—	7,476,618	—	—	7,476,618
Spain	—	10,127,979	—	—	10,127,979
Sweden	—	3,640,002	—	—	3,640,002
Switzerland	—	10,845,100	—	—	10,845,100
United Kingdom	482,977	45,571,031	—	—	46,054,008
United States	14,853,557	—	—	—	14,853,557
Total Common Stocks	32,942,691	209,021,939	—	—	241,964,630
Exchange-Traded Funds	2,200,967	—	—	—	2,200,967
Money Market Funds	—	—	—	1,278,149	1,278,149
Total Investments in Securities	35,143,658	209,021,939	—	1,278,149	245,443,746
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	371,329	—	—	371,329
Liability
Forward Foreign Currency Exchange Contracts	—	(103,025)	—	—	(103,025)
Options Contracts Written	(27,217)	—	—	—	(27,217)
Total	35,116,441	209,290,243	—	1,278,149	245,684,833
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Overseas Core Fund | Quarterly Report 2018	5

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 18, 2019

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 18, 2019